Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of stock options granted
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2018	485,159	74.53
Granted	1,363,322	20.68
Exercised	(82,094)	10.02
Forfeited	(12,438)	56.28
Cancelled	(299,006)	115.80
Outstanding as at December 31, 2019	1,454,943	21.96
Granted	1,082,639	4.14
Exercised	(22,382)	2.61
Cancelled	(822,137)	31.65
Outstanding as at December 31, 2020	1,693,063	6.11
Exercisable as at December 31, 2020	1,528,186	6.13

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2020	2019
Grant date share price	C$3.75 — C$9.54	C$6.45 — C$75.38
Exercise price	C$3.68 — C$9.80	C$7.17 — C$75.38
Expected dividend yield	—	—
Risk free interest rate	0.27% — 1.55%	1.24% — 1.90%
Expected life	4 — 9 years	5 years
Expected volatility	120%	100%

Schedule of number and weighted average remaining contractual life of outstanding and exercisable share options

The following table is a summary of the Company's share options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	12,683	2.49	2.61	12,683
3.75	5,500	6.47	3.75	500
3.86	872,139	4.08	3.86	864,139
4.42	99,502	1.71	4.42	99,502
4.75	110,000	4.29	4.75	77,500
5.03	60,000	4.70	5.03	7,498
5.43	16,264	2.49	5.43	16,264
6.16	20,000	3.18	6.16	20,000
7.17	199,005	3.83	7.17	199,005
7.63	203,750	4.34	7.63	138,750
9.54	15,000	4.06	9.54	13,125
10.65	3,730	2.49	10.65	3,730
13.07	10,855	2.49	13.07	10,855
13.47	1,418	2.49	13.47	1,418
16.08	18,409	2.49	16.08	18,409
17.89	4,178	2.49	17.89	4,178
18.09	17,413	2.21	18.09	17,413
20.10	8,289	2.27	20.10	8,289
47.24	1,493	3.37	47.24	1,493
50.25	5,224	3.31	50.25	5,224
52.26	498	3.21	52.26	498
55.28	498	3.12	55.28	498
59.30	498	2.96	59.30	498
75.38	498	3.04	75.38	498
86.43	1,244	2.87	86.43	1,244
142.71	4,975	2.74	142.71	4,975
6.11	1,693,063	3.88	6.13	1,528,186

The following table is a summary of the Company's share options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
2.61	35,065	3.49	2.61	35,065
4.42	99,502	2.71	4.42	99,502
5.43	16,264	3.49	5.43	16,264
10.65	3,730	3.49	10.65	3,730
13.07	10,855	3.49	13.07	10,855
13.47	1,418	3.49	13.47	1,418
16.08	18,409	3.49	16.08	18,409
17.89	4,178	3.49	17.89	4,178
18.09	37,313	3.34	18.09	37,313
20.10	493,363	4.72	20.10	493,363
21.11	12,438	4.67	21.11	12,438
24.12	9,950	4.59	24.12	6,219
26.13	14,925	3.62	26.13	14,925
40.20	29,851	4.45	40.20	22,388
44.22	2,488	3.41	44.22	2,488
47.24	1,493	4.37	47.24	1,493
50.25	227,861	5.09	50.25	129,353
52.26	498	4.21	52.26	498
55.28	498	4.12	55.28	498
59.30	498	3.96	59.30	498
7.17	199,005	4.83	7.17	199,005
75.38	498	4.04	75.38	498
7.63	203,750	5.34	7.63	58,750
86.43	1,244	3.88	86.43	1,244
88.44	14,925	3.87	88.44	14,925
120.60	9,950	3.71	120.60	9,950
142.71	4,974	3.74	142.71	4,975
21.96	1,454,943	4.59	21.24	1,200,242